Related party transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 8 - Related party transactions

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

			As of		For the Six Months Ended	For the Years Ended
			June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	December 31, 2023	Subsequent to June 30,
			(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Audited)	2025
			Balances		Amounts			Amounts
Name	Relationship	Nature/Purpose	Receivables (Liabilities)		Sales (Purchases)			Settled
Benua Hijau Sdn. Bhd.	Entity owned by Controlling Shareholder	Corporate Social Responsibility expenses	$(156,136)	$(98,504)	$-	$(98,658)	$-	$18,085
Black Hummer Security Sdn. Bhd.	An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah	Security services	-	-	-	-	(1,448)	-
Dato’ Mohd Suhaimi bin Hashim	Director of Tumpuan Megah and shareholder of TMDF	Advances	(237)	(224)	-	-	-	-
Pan Management Services Ltd	Entity owned by Controlling Shareholder	Management service	(72,942)	(131,081)	-	-	(234,137)	2,600
Raja Ismail Bin Raja Mohamed	Director of Tumpuan Megah	Reimbursable legal fees	1,927,246	1,823,609	-	-	-	-
Sinar Maju Logistik Sdn. Bhd.	Entity owned by Controlling Shareholder	Shipping agency services	137,715	95,841	(47,325)	(270,505)	(525,067)	23,471
Sinar Maju Marin Sdn. Bhd.	Subsidiary of Sinar Maju Logistik Sdn. Bhd., Entity owned by Controlling Shareholder	Shipping agency services	(1,665)	(1,710)	(17,213)	(69,404)	(71,606)	1,665
Straits Alliance Transport Sdn. Bhd.	Entity owned by Controlling Shareholder	Advances	1,116	1,057	-	-	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Working capital advances	15,903,625	8,636,466	-	-	-	888,254
Straits Management Services Sdn. Bhd.	Entity owned by Controlling Shareholder	Management service	(793,078)	(395,226)	-	(499,091)	(269,897)	42,307
Victoria STS (Labuan) Sdn. Bhd.	Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	11,592	27,762	-	-	151,349	-
		(ii) Sales of ship management service	8,480	935,522	154,866	177,534	122,240	-
		(iii) Purchase of tugboat services	-	-	(17,116)	(9,402)	(21,201)	-
Victoria 3 Limited	Subsidiary of Victoria STS (Labuan) Sdn. Bhd., Entity owned by Controlling Shareholder	Sales of ship management service	3,155	72,310	-	-	16,788	-
Total, net			$16,968,871	$10,965,822	$73,212	$(769,526)	$(832,979)	$976,382

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 8 - Related party transactions (Continued)

Related party transactions other than sales and purchases:

			For the Six Months Ended	For the Years Ended
			June 30, 2025	December 31, 2024	December 31, 2023
Name	Relationship	Nature/Purpose	(Unaudited)	(Audited)	(Audited)
Benua Hijau Sdn. Bhd.	Entity owned by Controlling Shareholder	Corporate social responsibility expenses	$(79,458)	$-	$-
Ho Hung Ming	Son of Dato’ Sri Kam Choy Ho	Remuneration	(38,894)	(72,487)	(67,895)
Straits Management Services Sdn. Bhd.	Entity owned by Controlling Shareholder	Management service	(373,129)	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Interest income	617,809	375,365	32,089
			$126,328	$302,878	$(35,806)

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Due from related parties	$17,992,929	$11,592,567
Due to related parties	(1,024,058)	(626,745)
Total, net	$16,968,871	$10,965,822

The majority of the amounts due from and due to related parties are interest-free, unsecured, with no fixed terms of repayment, and are payable on demand.

Certain amounts due from the related party, Straits, totaling $16,892,805 (2024: $11,911,593), are interest-bearing at 8.25% (2024: 8.25%) per annum and have no fixed repayment terms.

Interest income from amounts due from related parties was $617,809, $375,365 and $32,089 for the six months ended June 30, 2025, and the years ended December 31, 2024 and 2023, respectively.

The Company received bank guarantees from a bank to support certain trade payables. Straits provided a corporate guarantee to the bank for these facilities. The guarantees ensure timely payment to suppliers in the event of default by the Company. The maximum potential liability under the guarantees is $1,798,391 as at June 30, 2025.

Amounts due from Raja Ismail Bin Raja Mohamed

The amounts due from Raja Ismail Bin Raja Mohamed (“Raja Ismail”) (not a principal shareholder) consist of reimbursable legal fees incurred by Tumpuan Megah, a subsidiary of the Company (with Straits as a controlling shareholder of the Company). These fees are recoverable from Raja Ismail through a personal guarantee provided to Straits under a binding personal guarantee agreement (the “Guarantee Agreement”). While the guarantee is formally provided to Straits, it indemnifies Tumpuan Megah by ensuring reimbursement of legal costs associated with arbitration, resulting in no net financial impact on Tumpuan Megah.

The Guarantee Agreement, which includes a continuing guarantee clause, binds Raja Ismail (the “Guarantor”) to cover all sums potentially payable by Tumpuan Megah in connection with the arbitration, and indemnifies Tumpuan Megah against any losses, damages, or expenses related to the case. Under ASC 310-10, receivables can be recognized at fair value if there is a contractual right to payment. This Agreement creates such a right, allowing the Company to recognize a receivable. Despite the general presumption against recognizing an asset when the counterparty disputes liability, the presumption is overcome here because (1) Raja Ismail has agreed to reimburse the legal fees, as outlined in the binding Guarantee Agreement, and (2) he has begun repaying these fees according to a set schedule, reinforcing the recovery certainty.

For accounting treatment, the Company records the legal fees as an expense and with a corresponding liability upon receipt of the bill. Simultaneously, a receivable from Raja Ismail is recorded to offset the expense under the terms of the Guarantee Agreement. This accounting approach ensures that all costs incurred in relation to the arbitration are contractually recoverable from Raja Ismail.

The sales revenues and purchases for related parties consist of the following:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Related party sales revenues	$154,866	$177,534	$290,377
Related party purchases	(81,654)	(947,060)	(1,123,356)
Total, net	$73,212	$(769,526)	$(832,979)

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023